Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000086266 [Member]
Shareholder Report [Line Items]
Fund Name	Private Capital Management Value Fund
Class Name	Class I
Trading Symbol	VFPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Private Capital Management Value Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.private‑cap.com/prospectus‑and‑documents/. You can also request this information by contacting us at (888) 568‑1267.
Additional Information Phone Number	(888) 568‑1267
Additional Information Website	https://www.private‑cap.com/prospectus‑and‑documents/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Private Capital Management Value Fund (Class I / VFPIX)	$63	1.20%*
* Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20% [1]
Net Assets	$ 71,367,830
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 254,080
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of October 31, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$71,367,830
Total number of portfolio holdings	31
Total advisory fee paid, net	$254,080
Portfolio turnover rate as of the end of the reporting period	2%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of October 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund, as a percentage of net assets:
SECTOR ALLOCATION*
Financials	27.2%
Health Care	16.0%
Industrials	11.9%
Information Technology	11.9%
Communication Services	11.2%
Consumer Discretionary	7.8%
Energy	3.6%
Real Estate	2.6%
Short-Term Investment	8.0%
Liabilities in Excess of Other Assets	(0.2)%
TOTAL	100.0%
*
The Fund is a diversified fund, but nevertheless has invested a significant portion of its assets in the securities of a small number of issuers, which may cause the Fund’s value to fluctuate more widely than some other diversified funds. As a result of the Fund’s investment approach and the relative price movements of certain Fund holdings, at times the Fund’s holdings profile may approximate a portfolio of securities with percentage weightings typically associated with a non-diversified fund.

Material Fund Change [Text Block]	Material Fund Changes During the Period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.

[1]	Annualized